Broadcasting Rights, Net of Rights Exercised (Tables)	12 Months Ended
Dec. 31, 2019
Broadcasting Rights, Net of Rights Exercised [Abstract]
Schedule of broadcasting rights net of rights exercised [Table Text Block]
	December 31
	2018	2019
	NIS	NIS
Cost	1,010	1,242
Less rights exercised	(547)	(578)
Impairment loss (see Note 9)	(403)	(605)

Total	60	59